Stock Options (Details 4)	9 Months Ended
	Sep. 30, 2015 USD ($) $ / shares shares	Sep. 30, 2015 $ / shares € / shares
Managment Board [Member]
Quarterly Stock Options [LineItems]
Stock Options Awarded | shares	2,957,760
Exercise price	$ 85.14	$ 85.14
Execerise Price In Euro | € / shares		$ 76.99
Fair Value Per Option	$ 16.61	$ 16.61
Fair Value of Options Awarded | $	$ 49,126,000
Phantom Stock [Member]
Quarterly Stock Options [LineItems]
Stock Options Awarded | shares	584,844
Fair Value Per Option	$ 73.72	$ 73.72
Fair Value Per Option Euro | € / shares		$ 65.8
Fair Value of Options Awarded | $	$ 43,112,000